Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
15. Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(384,314)	$(88,656)	$(64,293)
Less: Premium on repurchase of redeemable convertible preferred stock	(13,407)	(16,816)	(166)

Net loss attributable to common stockholder, basic and diluted	$(397,721)	$(105,472)	$(64,459)

Denominator:
Weighted average shares outstanding, basic and diluted	335,325,271	262,528,769	226,465,041

Net loss per share to common stockholder, basic and diluted	$(1.19)	$(0.40)	$(0.28)

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common stock outstanding would have been anti-dilutive.
The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	Years Ended December 31,
	2020	2019	2018
Stock options, including performance stock options	32,529,224	40,012,825	25,791,263
Warrants	760,915	—	—
Restricted stock units, including Market Based RSUs	18,344,243	—	—

	51,634,382	40,012,825	25,791,263